Form N-1A Cover	May 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANECK FUNDS
Entity Central Index Key	0000768847
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 14, 2026
Prospectus Date	May 01, 2026